Debt issued held at amortized cost (Detail 2) - CHF (SFr) SFr in Millions		Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[1]	SFr 139,551	SFr 103,649
2018
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total		60,434
2019
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total		9,540
2020
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total		14,370
2021
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total		8,022
2022
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total		10,562
2023-2027
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total		24,958
Thereafter
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total		11,666
UBS Group AG
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[2]	7,570	7,771
UBS Group AG | Subordinated debt | Fixed-rate
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[2]	7,570	7,771
UBS Group AG | 2018
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[2]	0
UBS Group AG | 2018 | Subordinated debt | Fixed-rate
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[2]	0
UBS Group AG | 2019
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[2]	0
UBS Group AG | 2019 | Subordinated debt | Fixed-rate
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[2]	0
UBS Group AG | 2020
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[2]	0
UBS Group AG | 2020 | Subordinated debt | Fixed-rate
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[2]	0
UBS Group AG | 2021
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[2]	0
UBS Group AG | 2021 | Subordinated debt | Fixed-rate
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[2]	0
UBS Group AG | 2022
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[2]	0
UBS Group AG | 2022 | Subordinated debt | Fixed-rate
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[2]	0
UBS Group AG | 2023-2027
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[2]	0
UBS Group AG | 2023-2027 | Subordinated debt | Fixed-rate
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[2]	0
UBS Group AG | Thereafter
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[2]	7,570
UBS Group AG | Thereafter | Subordinated debt | Fixed-rate
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[2]	SFr 7,570
UBS Group AG | Thereafter | Subordinated debt | Fixed-rate | Bottom Of Range [Member]
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Interest rates (range in %)	[2]	5.80%
UBS Group AG | Thereafter | Subordinated debt | Fixed-rate | Top Of Range [Member]
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Interest rates (range in %)	[2]	7.10%
UBS AG
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[3]	SFr 96,225	70,215
UBS AG | Non-subordinated debt | Fixed-rate
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[3]	56,115	42,724
UBS AG | Non-subordinated debt | Floating-rate
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[3]	31,125	15,937
UBS AG | Subordinated debt | Fixed-rate
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[3]	8,985	11,554
UBS AG | 2018
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[3]	59,628
UBS AG | 2018 | Non-subordinated debt | Fixed-rate
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[3]	SFr 38,470
UBS AG | 2018 | Non-subordinated debt | Fixed-rate | Bottom Of Range [Member]
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Interest rates (range in %)	[3]	0.00%
UBS AG | 2018 | Non-subordinated debt | Fixed-rate | Top Of Range [Member]
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Interest rates (range in %)	[3]	6.60%
UBS AG | 2018 | Non-subordinated debt | Floating-rate
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[3]	SFr 21,158
UBS AG | 2018 | Subordinated debt | Fixed-rate
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[3]	0
UBS AG | 2019
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[3]	8,793
UBS AG | 2019 | Non-subordinated debt | Fixed-rate
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[3]	SFr 3,975
UBS AG | 2019 | Non-subordinated debt | Fixed-rate | Bottom Of Range [Member]
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Interest rates (range in %)	[3]	2.40%
UBS AG | 2019 | Non-subordinated debt | Fixed-rate | Top Of Range [Member]
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Interest rates (range in %)	[3]	4.00%
UBS AG | 2019 | Non-subordinated debt | Floating-rate
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[3]	SFr 4,818
UBS AG | 2019 | Subordinated debt | Fixed-rate
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[3]	0
UBS AG | 2020
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[3]	11,891
UBS AG | 2020 | Non-subordinated debt | Fixed-rate
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[3]	SFr 7,964
UBS AG | 2020 | Non-subordinated debt | Fixed-rate | Bottom Of Range [Member]
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Interest rates (range in %)	[3]	0.00%
UBS AG | 2020 | Non-subordinated debt | Fixed-rate | Top Of Range [Member]
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Interest rates (range in %)	[3]	4.90%
UBS AG | 2020 | Non-subordinated debt | Floating-rate
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[3]	SFr 3,926
UBS AG | 2020 | Subordinated debt | Fixed-rate
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[3]	0
UBS AG | 2021
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[3]	4,107
UBS AG | 2021 | Non-subordinated debt | Fixed-rate
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[3]	SFr 4,107
UBS AG | 2021 | Non-subordinated debt | Fixed-rate | Bottom Of Range [Member]
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Interest rates (range in %)	[3]	0.10%
UBS AG | 2021 | Non-subordinated debt | Fixed-rate | Top Of Range [Member]
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Interest rates (range in %)	[3]	1.40%
UBS AG | 2021 | Non-subordinated debt | Floating-rate
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[3]	SFr 0
UBS AG | 2021 | Subordinated debt | Fixed-rate
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[3]	0
UBS AG | 2022
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[3]	3,492
UBS AG | 2022 | Non-subordinated debt | Fixed-rate
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[3]	SFr 1,580
UBS AG | 2022 | Non-subordinated debt | Fixed-rate | Bottom Of Range [Member]
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Interest rates (range in %)	[3]	4.00%
UBS AG | 2022 | Non-subordinated debt | Fixed-rate | Top Of Range [Member]
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Interest rates (range in %)	[3]	4.00%
UBS AG | 2022 | Non-subordinated debt | Floating-rate
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[3]	SFr 0
UBS AG | 2022 | Subordinated debt | Fixed-rate
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[3]	SFr 1,912
UBS AG | 2022 | Subordinated debt | Fixed-rate | Bottom Of Range [Member]
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Interest rates (range in %)	[3]	7.60%
UBS AG | 2022 | Subordinated debt | Fixed-rate | Top Of Range [Member]
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Interest rates (range in %)	[3]	7.60%
UBS AG | 2023-2027
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[3]	SFr 7,073
UBS AG | 2023-2027 | Non-subordinated debt | Fixed-rate
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[3]	0
UBS AG | 2023-2027 | Non-subordinated debt | Floating-rate
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[3]	0
UBS AG | 2023-2027 | Subordinated debt | Fixed-rate
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[3]	SFr 7,073
UBS AG | 2023-2027 | Subordinated debt | Fixed-rate | Bottom Of Range [Member]
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Interest rates (range in %)	[3]	4.80%
UBS AG | 2023-2027 | Subordinated debt | Fixed-rate | Top Of Range [Member]
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Interest rates (range in %)	[3]	8.80%
UBS AG | Thereafter
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[3]	SFr 1,241
UBS AG | Thereafter | Non-subordinated debt | Fixed-rate
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[3]	18
UBS AG | Thereafter | Non-subordinated debt | Floating-rate
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[3]	1,223
UBS AG | Thereafter | Subordinated debt | Fixed-rate
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[3]	0
Other subsidiaries
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[4]	35,756	25,663
Other subsidiaries | Non-subordinated debt | Fixed-rate
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[4]	29,791	23,843
Other subsidiaries | Non-subordinated debt | Floating-rate
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[4]	5,966	1,820
Other subsidiaries | 2018
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[4]	806
Other subsidiaries | 2018 | Non-subordinated debt | Fixed-rate
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[4]	SFr 805
Other subsidiaries | 2018 | Non-subordinated debt | Fixed-rate | Bottom Of Range [Member]
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Interest rates (range in %)	[4]	0.00%
Other subsidiaries | 2018 | Non-subordinated debt | Fixed-rate | Top Of Range [Member]
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Interest rates (range in %)	[4]	6.60%
Other subsidiaries | 2018 | Non-subordinated debt | Floating-rate
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[4]	SFr 1
Other subsidiaries | 2019
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[4]	746
Other subsidiaries | 2019 | Non-subordinated debt | Fixed-rate
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[4]	SFr 747
Other subsidiaries | 2019 | Non-subordinated debt | Fixed-rate | Bottom Of Range [Member]
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Interest rates (range in %)	[4]	0.00%
Other subsidiaries | 2019 | Non-subordinated debt | Fixed-rate | Top Of Range [Member]
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Interest rates (range in %)	[4]	2.90%
Other subsidiaries | 2019 | Non-subordinated debt | Floating-rate
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[4]	SFr 0
Other subsidiaries | 2020
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[4]	2,479
Other subsidiaries | 2020 | Non-subordinated debt | Fixed-rate
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[4]	SFr 2,186
Other subsidiaries | 2020 | Non-subordinated debt | Fixed-rate | Bottom Of Range [Member]
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Interest rates (range in %)	[4]	0.00%
Other subsidiaries | 2020 | Non-subordinated debt | Fixed-rate | Top Of Range [Member]
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Interest rates (range in %)	[4]	4.90%
Other subsidiaries | 2020 | Non-subordinated debt | Floating-rate
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[4]	SFr 293
Other subsidiaries | 2021
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[4]	3,916
Other subsidiaries | 2021 | Non-subordinated debt | Fixed-rate
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[4]	SFr 2,940
Other subsidiaries | 2021 | Non-subordinated debt | Fixed-rate | Bottom Of Range [Member]
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Interest rates (range in %)	[4]	0.00%
Other subsidiaries | 2021 | Non-subordinated debt | Fixed-rate | Top Of Range [Member]
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Interest rates (range in %)	[4]	3.00%
Other subsidiaries | 2021 | Non-subordinated debt | Floating-rate
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[4]	SFr 976
Other subsidiaries | 2022
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[4]	7,070
Other subsidiaries | 2022 | Non-subordinated debt | Fixed-rate
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[4]	SFr 4,535
Other subsidiaries | 2022 | Non-subordinated debt | Fixed-rate | Bottom Of Range [Member]
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Interest rates (range in %)	[4]	0.00%
Other subsidiaries | 2022 | Non-subordinated debt | Fixed-rate | Top Of Range [Member]
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Interest rates (range in %)	[4]	4.00%
Other subsidiaries | 2022 | Non-subordinated debt | Floating-rate
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[4]	SFr 2,535
Other subsidiaries | 2023-2027
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[4]	17,885
Other subsidiaries | 2023-2027 | Non-subordinated debt | Fixed-rate
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[4]	SFr 15,723
Other subsidiaries | 2023-2027 | Non-subordinated debt | Fixed-rate | Bottom Of Range [Member]
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Interest rates (range in %)	[4]	0.10%
Other subsidiaries | 2023-2027 | Non-subordinated debt | Fixed-rate | Top Of Range [Member]
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Interest rates (range in %)	[4]	4.10%
Other subsidiaries | 2023-2027 | Non-subordinated debt | Floating-rate
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[4]	SFr 2,162
Other subsidiaries | Thereafter
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[4]	2,855
Other subsidiaries | Thereafter | Non-subordinated debt | Fixed-rate
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[4]	SFr 2,855
Other subsidiaries | Thereafter | Non-subordinated debt | Fixed-rate | Bottom Of Range [Member]
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Interest rates (range in %)	[4]	0.10%
Other subsidiaries | Thereafter | Non-subordinated debt | Fixed-rate | Top Of Range [Member]
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Interest rates (range in %)	[4]	4.30%
Other subsidiaries | Thereafter | Non-subordinated debt | Floating-rate
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[4]	SFr 0
UBS AG
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[1]	104,749	78,998
UBS AG | 2018
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total		60,434
UBS AG | 2019
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total		9,540
UBS AG | 2020
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total		12,639
UBS AG | 2021
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total		5,162
UBS AG | 2022
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total		4,389
UBS AG | 2023-2027
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total		10,457
UBS AG | Thereafter
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total		2,128
UBS AG | UBS AG
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[3]	96,349	70,490
UBS AG | UBS AG | Non-subordinated debt | Fixed-rate
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[3]	56,239	42,999
UBS AG | UBS AG | Non-subordinated debt | Floating-rate
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[3]	31,125	15,937
UBS AG | UBS AG | Subordinated debt | Fixed-rate
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[3]	8,985	11,554
UBS AG | UBS AG | 2018
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[3]	59,628
UBS AG | UBS AG | 2018 | Non-subordinated debt | Fixed-rate
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[3]	SFr 38,470
UBS AG | UBS AG | 2018 | Non-subordinated debt | Fixed-rate | Bottom Of Range [Member]
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Interest rates (range in %)	[3]	0.00%
UBS AG | UBS AG | 2018 | Non-subordinated debt | Fixed-rate | Top Of Range [Member]
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Interest rates (range in %)	[3]	6.60%
UBS AG | UBS AG | 2018 | Non-subordinated debt | Floating-rate
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[3]	SFr 21,158
UBS AG | UBS AG | 2018 | Subordinated debt | Fixed-rate
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[3]	SFr 0
UBS AG | UBS AG | 2018 | Subordinated debt | Fixed-rate | Bottom Of Range [Member]
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Interest rates (range in %)	[3]	4.10%
UBS AG | UBS AG | 2018 | Subordinated debt | Fixed-rate | Top Of Range [Member]
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Interest rates (range in %)	[3]	4.10%
UBS AG | UBS AG | 2019
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[3]	SFr 8,793
UBS AG | UBS AG | 2019 | Non-subordinated debt | Fixed-rate
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[3]	SFr 3,975
UBS AG | UBS AG | 2019 | Non-subordinated debt | Fixed-rate | Bottom Of Range [Member]
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Interest rates (range in %)	[3]	2.40%
UBS AG | UBS AG | 2019 | Non-subordinated debt | Fixed-rate | Top Of Range [Member]
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Interest rates (range in %)	[3]	4.00%
UBS AG | UBS AG | 2019 | Non-subordinated debt | Floating-rate
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[3]	SFr 4,818
UBS AG | UBS AG | 2019 | Subordinated debt | Fixed-rate
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[3]	0
UBS AG | UBS AG | 2020
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[3]	11,913
UBS AG | UBS AG | 2020 | Non-subordinated debt | Fixed-rate
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[3]	SFr 7,987
UBS AG | UBS AG | 2020 | Non-subordinated debt | Fixed-rate | Bottom Of Range [Member]
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Interest rates (range in %)	[3]	0.00%
UBS AG | UBS AG | 2020 | Non-subordinated debt | Fixed-rate | Top Of Range [Member]
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Interest rates (range in %)	[3]	4.90%
UBS AG | UBS AG | 2020 | Non-subordinated debt | Floating-rate
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[3]	SFr 3,926
UBS AG | UBS AG | 2020 | Subordinated debt | Fixed-rate
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[3]	0
UBS AG | UBS AG | 2021
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[3]	4,162
UBS AG | UBS AG | 2021 | Non-subordinated debt | Fixed-rate
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[3]	SFr 4,162
UBS AG | UBS AG | 2021 | Non-subordinated debt | Fixed-rate | Bottom Of Range [Member]
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Interest rates (range in %)	[3]	0.10%
UBS AG | UBS AG | 2021 | Non-subordinated debt | Fixed-rate | Top Of Range [Member]
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Interest rates (range in %)	[3]	2.50%
UBS AG | UBS AG | 2021 | Non-subordinated debt | Floating-rate
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[3]	SFr 0
UBS AG | UBS AG | 2021 | Subordinated debt | Fixed-rate
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[3]	0
UBS AG | UBS AG | 2022
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[3]	3,555
UBS AG | UBS AG | 2022 | Non-subordinated debt | Fixed-rate
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[3]	SFr 1,643
UBS AG | UBS AG | 2022 | Non-subordinated debt | Fixed-rate | Bottom Of Range [Member]
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Interest rates (range in %)	[3]	4.00%
UBS AG | UBS AG | 2022 | Non-subordinated debt | Fixed-rate | Top Of Range [Member]
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Interest rates (range in %)	[3]	4.00%
UBS AG | UBS AG | 2022 | Non-subordinated debt | Floating-rate
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[3]	SFr 0
UBS AG | UBS AG | 2022 | Subordinated debt | Fixed-rate
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[3]	SFr 1,912
UBS AG | UBS AG | 2022 | Subordinated debt | Fixed-rate | Bottom Of Range [Member]
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Interest rates (range in %)	[3]	7.60%
UBS AG | UBS AG | 2022 | Subordinated debt | Fixed-rate | Top Of Range [Member]
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Interest rates (range in %)	[3]	7.60%
UBS AG | UBS AG | 2023-2027
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[3]	SFr 7,073
UBS AG | UBS AG | 2023-2027 | Non-subordinated debt | Fixed-rate
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[3]	0
UBS AG | UBS AG | 2023-2027 | Non-subordinated debt | Floating-rate
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[3]	0
UBS AG | UBS AG | 2023-2027 | Subordinated debt | Fixed-rate
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[3]	SFr 7,073
UBS AG | UBS AG | 2023-2027 | Subordinated debt | Fixed-rate | Bottom Of Range [Member]
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Interest rates (range in %)	[3]	4.80%
UBS AG | UBS AG | 2023-2027 | Subordinated debt | Fixed-rate | Top Of Range [Member]
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Interest rates (range in %)	[3]	8.80%
UBS AG | UBS AG | Thereafter
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[3]	SFr 1,225
UBS AG | UBS AG | Thereafter | Non-subordinated debt | Fixed-rate
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[3]	3
UBS AG | UBS AG | Thereafter | Non-subordinated debt | Floating-rate
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[3]	1,223
UBS AG | UBS AG | Thereafter | Subordinated debt | Fixed-rate
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[3]	0
UBS AG | Other subsidiaries
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[5]	8,400	8,507
UBS AG | Other subsidiaries | Non-subordinated debt | Fixed-rate
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[5]	8,398	8,507
UBS AG | Other subsidiaries | Non-subordinated debt | Floating-rate
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[5]	1	SFr 0
UBS AG | Other subsidiaries | 2018
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[5]	806
UBS AG | Other subsidiaries | 2018 | Non-subordinated debt | Fixed-rate
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[5]	SFr 805
UBS AG | Other subsidiaries | 2018 | Non-subordinated debt | Fixed-rate | Bottom Of Range [Member]
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Interest rates (range in %)	[5]	0.40%
UBS AG | Other subsidiaries | 2018 | Non-subordinated debt | Fixed-rate | Top Of Range [Member]
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Interest rates (range in %)	[5]	3.80%
UBS AG | Other subsidiaries | 2018 | Non-subordinated debt | Floating-rate
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[5]	SFr 1
UBS AG | Other subsidiaries | 2019
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[5]	746
UBS AG | Other subsidiaries | 2019 | Non-subordinated debt | Fixed-rate
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[5]	SFr 747
UBS AG | Other subsidiaries | 2019 | Non-subordinated debt | Fixed-rate | Bottom Of Range [Member]
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Interest rates (range in %)	[5]	0.00%
UBS AG | Other subsidiaries | 2019 | Non-subordinated debt | Fixed-rate | Top Of Range [Member]
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Interest rates (range in %)	[5]	3.70%
UBS AG | Other subsidiaries | 2019 | Non-subordinated debt | Floating-rate
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[5]	SFr 0
UBS AG | Other subsidiaries | 2020
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[5]	726
UBS AG | Other subsidiaries | 2020 | Non-subordinated debt | Fixed-rate
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[5]	SFr 725
UBS AG | Other subsidiaries | 2020 | Non-subordinated debt | Fixed-rate | Bottom Of Range [Member]
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Interest rates (range in %)	[5]	0.10%
UBS AG | Other subsidiaries | 2020 | Non-subordinated debt | Fixed-rate | Top Of Range [Member]
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Interest rates (range in %)	[5]	3.00%
UBS AG | Other subsidiaries | 2020 | Non-subordinated debt | Floating-rate
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[5]	SFr 1
UBS AG | Other subsidiaries | 2021
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[5]	1,000
UBS AG | Other subsidiaries | 2021 | Non-subordinated debt | Fixed-rate
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[5]	SFr 1,000
UBS AG | Other subsidiaries | 2021 | Non-subordinated debt | Fixed-rate | Bottom Of Range [Member]
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Interest rates (range in %)	[5]	0.30%
UBS AG | Other subsidiaries | 2021 | Non-subordinated debt | Fixed-rate | Top Of Range [Member]
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Interest rates (range in %)	[5]	3.00%
UBS AG | Other subsidiaries | 2021 | Non-subordinated debt | Floating-rate
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[5]	SFr 0
UBS AG | Other subsidiaries | 2022
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[5]	835
UBS AG | Other subsidiaries | 2022 | Non-subordinated debt | Fixed-rate
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[5]	SFr 835
UBS AG | Other subsidiaries | 2022 | Non-subordinated debt | Fixed-rate | Bottom Of Range [Member]
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Interest rates (range in %)	[5]	0.20%
UBS AG | Other subsidiaries | 2022 | Non-subordinated debt | Fixed-rate | Top Of Range [Member]
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Interest rates (range in %)	[5]	3.40%
UBS AG | Other subsidiaries | 2022 | Non-subordinated debt | Floating-rate
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[5]	SFr 0
UBS AG | Other subsidiaries | 2023-2027
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[5]	3,384
UBS AG | Other subsidiaries | 2023-2027 | Non-subordinated debt | Fixed-rate
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[5]	SFr 3,384
UBS AG | Other subsidiaries | 2023-2027 | Non-subordinated debt | Fixed-rate | Bottom Of Range [Member]
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Interest rates (range in %)	[5]	0.10%
UBS AG | Other subsidiaries | 2023-2027 | Non-subordinated debt | Fixed-rate | Top Of Range [Member]
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Interest rates (range in %)	[5]	4.10%
UBS AG | Other subsidiaries | 2023-2027 | Non-subordinated debt | Floating-rate
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[5]	SFr 0
UBS AG | Other subsidiaries | Thereafter
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[5]	903
UBS AG | Other subsidiaries | Thereafter | Non-subordinated debt | Fixed-rate
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[5]	903
UBS AG | Other subsidiaries | Thereafter | Non-subordinated debt | Floating-rate
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Total	[5]	SFr 0

[1]	Net of bifurcated embedded derivatives, the fair value of which was not material for the periods presented.
[2]	Comprises debt issued by the legal entity UBS Group AG.
[3]	Comprises debt issued by the legal entity UBS AG.
[4]	Comprises debt issued by other direct subsidiaries of UBS Group AG and by subsidiaries of UBS AG.
[5]	Comprises debt issued by subsidiaries of UBS AG.